Condensed Consolidated Balance Sheets - USD ($)		Jan. 31, 2023		Jul. 31, 2022		Jul. 31, 2021
Current assets
Cash and cash equivalents		$ 3,683,330	[1]	$ 12,299,740	[1]	$ 45,951,233
Prepaid expenses and other current assets		2,758,245	[1]	2,932,731	[1]	3,228,191
Total Current Assets		6,441,575	[1]	15,232,471	[1]	49,179,424
Property and equipment, net		901,844	[1]	978,614	[1]	928,821
Intangible assets, net		343,588	[1]	378,529	[1]	448,412
Operating lease right-of-use assets		621,827	[1]	4,665,515	[1]	5,445,744
Other long-term assets		562,308	[1]	623,239	[1]	273,523
Total Assets		8,871,142	[1]	21,878,368	[1]	56,275,924
Current liabilities
Accounts payable and accrued liabilities		4,690,271	[1]	4,208,222	[1]	5,561,645
Accrued compensation related		1,203,119	[1]	376,977	[1]	320,655
Operating lease liabilities		958,118	[1]	1,111,571	[1]	845,483
Note payable		379,535	[1]	936,558	[1]	1,234,133
Total Current Liabilities		7,231,043	[1]	6,633,328	[1]	7,961,916
Operating lease liabilities, net of current portion		213,835	[1]	4,126,636	[1]	5,238,207
Convertible note - related party		1,912,725	[1]		[1]
Liability under co-promotion agreement - related party		5,000,000	[1]	5,000,000	[1]	5,000,000
Total Liabilities		14,357,603	[1]	15,759,964	[1]	18,200,123
Commitments and Contingencies (Note 8)			[1]		[1]
Stockholders’ Equity (Deficit)
Common stock authorized – 100,000,000 and 4,545,455 common shares with a par value of $0.0001 as of January 31, 2023 and July 31, 2022, respectively, common stock issued and outstanding – 2,971,197 and 1,790,051 common shares as of January 31, 2023 and July 31, 2022, respectively		297	[1]	179	[1]	178
Additional paid-in capital				288,236,945		286,341,029
Additional paid-in capital	[1]	295,239,501		291,828,679
Warrants issued and outstanding - 77,554 warrants as of July 31, 2022 and July 31, 2021				3,591,734		3,591,734
Accumulated other comprehensive income		153,684	[1]	247,211	[1]	(79,109)
Accumulated deficit		(300,879,943)	[1]	(285,957,665)	[1]	(251,778,031)
Total Stockholders’ Equity (Deficit)		(5,486,461)	[1],[2]	6,118,404	[1],[2]	38,075,801
Total Liabilities and Stockholders’ Equity (Deficit)		$ 8,871,142	[1]	$ 21,878,368	[1]	$ 56,275,924

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.
[2]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.